Digital Assets - Schedule of Group Generated Bitcoins Primarily Through Mining Services (Details) - Bitcoin BTC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Group Generated Bitcoins Primarily Through Mining Services [Line Items]
Opening balance	$ 436	$ 91
Receipt of bitcoins from mining services	1,190	2,882
Exchange of BTC into USDT	(662)	(2,537)
Borrowed from third party	121
Ending balance	$ 1,085	$ 436